Expense Example, No Redemption {- Franklin International Growth Fund} - Franklin Global Trust 3 - FGT3-23 - Franklin International Growth Fund - Class C	Dec. 01, 2020 USD ($)
Expense Example, No Redemption:
1 Year	$ 190
3 Years	600
5 Years	1,036
10 Years	$ 2,250